Tangible assets	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a) Changes
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Cost
Balances at 1 January 2021	24,896	24,204	1,460	50,560	3,948	—	—	3,948
Additions / disposals (net) due to change in the scope of consolidation	66	(257)	—	(191)	1	—	—	1
Additions / disposals (net)	781	(1,076)	(64)	(359)	96A	—	—	96
Transfers, exchange differences and other items	(214)	1,552	141	1,479	384	—	—	384
Balance at 31 December 2021	25,529	24,423	1,537	51,489	4,429	—	—	4,429
Additions / disposals (net) due to change in the scope of consolidation	14	89	—	103	1	—	—	1
Additions / disposals (net)	604	(822)	(64)	(282)	109A	—	—	109
Transfers, exchange differences and other items	423	1,476	107	2,006	153	—	—	153
Balance at 31 December 2022	26,570	25,166	1,580	53,316	4,692	—	—	4,692
Additions / disposals (net) due to change in the scope of consolidation	11	37	—	48	(13)	—	—	(13)
Additions / disposals (net)	1,122	742	(34)	1,830	125A	—	—	125
Transfers, exchange differences and other items	(1,460)	(641)	30	(2,071)	33	—	—	33
Balance at 31 December 2023	26,243	25,304	1,576	53,123	4,837	—	—	4,837

Accumulated depreciation
Balances at 1 January 2021	(11,543)	(5,585)	(133)	(17,261)	(1,217)	—	—	(1,217)
Disposals due to change in the scope of consolidation	(1)	40	—	39	—	—	—	—
Disposals	733	3,390	3	4,126	44	—	—	44
Charge for the year	(1,733)	—	(10)	(1,743)	(612)	—	—	(612)
Transfers, exchange differences and other items	529	(3,083)	(9)	(2,563)	(4)	—	—	(4)
Balance at 31 December 2021	(12,015)	(5,238)	(149)	(17,402)	(1,789)	—	—	(1,789)
Disposals due to change in the scope of consolidation	(7)	(30)	4	(33)	—	—	—	—
Disposals	1,065	2,882	16	3,963	164	—	—	164
Charge for the year	(1,821)	—	(13)	(1,834)	(636)	—	—	(636)
Transfers, exchange differences and other items	(114)	(3,192)	(30)	(3,336)	(4)	—	—	(4)
Balance at 31 December 2022	(12,892)	(5,578)	(172)	(18,642)	(2,265)	—	—	(2,265)
Disposals due to change in the scope of consolidation	7	—	—	7	7	—	—	7
Disposals	284	2,540	—	2,824	160	—	—	160
Charge for the year	(1,744)	—	(11)	(1,755)	(609)	—	—	(609)
Transfers, exchange differences and other items	1,708	(2,744)	(16)	(1,052)	98	—	—	98
Balance at 31 December 2023	(12,637)	(5,782)	(199)	(18,618)	(2,609)	—	—	(2,609)
A. Includes contract extensions on operating leases and repurchases.

EUR million
	Tangible assets				Of which: For leasing
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses
Balances at 1 January 2021	(140)	(60)	(364)	(564)	(9)	—	—	(9)
Impairment charge for the year	(144)	(17)	(8)	(169)	(13)	—	—	(13)
Releases	10	4	5	19	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	61	—	3	64	7	—	—	7
Exchange differences and other	(42)	(29)	(44)	(115)	(1)	—	—	(1)
Balance at 31 December 2021	(255)	(102)	(408)	(765)	(15)	—	—	(15)
Impairment charge for the year	(95)	(33)	(29)	(157)	(2)	—	—	(2)
Releases	12	1	4	17	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	34	76	9	119	13			13
Exchange differences and other	115	25	45	185	(11)	—	—	(11)
Balance at 31 December 2022	(189)	(33)	(379)	(601)	(14)	—	—	(14)
Impairment charge for the year	(115)	(29)	(12)	(156)	(39)	—	—	(39)
Releases	5	11	4	20	4	—	—	4
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	36	—	4	40	5			5
Exchange differences and other	65	47	(38)	74	(1)	—	—	(1)
Balance at 31 December 2023	(198)	(4)	(421)	(623)	(45)	—	—	(45)

Tangible assets, net
Balances at 31 December 2021	13,259	19,083	979	33,321	2,625	—	—	2,625
Balances at 31 December 2022	13,489	19,555	1,029	34,073	2,413	—	—	2,413
Balances at 31 December 2023	13,408	19,518	956	33,882	2,183	0	—	2,183
b) Tangible assets - For own use
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: for leasing
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	13,855	(3,675)	(240)	9,940	2,570
IT equipment and fixtures	5,543	(4,335)	—	1,208	42
Furniture and vehicles	5,982	(3,954)	—	2,028	12
Construction in progress and other items	149	(51)	(15)	83	—
Balances at 31 December 2021	25,529	(12,015)	(255)	13,259	2,624

Land and buildings	14,623	(4,467)	(175)	9,981	2,349
IT equipment and fixtures	5,285	(3,984)	—	1,301	53
Furniture and vehicles	6,445	(4,389)	—	2,056	11
Construction in progress and other items	217	(52)	(14)	151	—
Balances at 31 December 2022	26,570	(12,892)	(189)	13,489	2,413

Land and buildings	14,973	(5,010)	(154)	9,809	2,104
IT equipment and fixtures	5,614	(4,154)	—	1,460	60
Furniture and vehicles	5,412	(3,424)	—	1,988	19
Construction in progress and other items	244	(49)	(44)	151	—
Balances at 31 December 2023	26,243	(12,637)	(198)	13,408	2,183
The carrying amount at 31 December 2023 in the foregoing table includes the following approximate amounts EUR 7,119 million (EUR 7,083 million at 31 December 2022 and EUR 6,753 million at 31 December 2021) relating to property, plant and equipment owned by group entities and branches located abroad.
c) Tangible assets - Leased out under an operating lease
Grupo Santander has assets leased out under operating leases where the company is the lessor and do not meet the accounting requirements to be classified as finance leases. The net cost of these leases is recorded as an asset and depreciated on a straight-line basis over the contractual term of the lease to the expected residual value.
The expected residual value and, consequently, the monthly depreciation expense may change during the term of the lease. The Group estimates expected residual values using independent data sources and internal statistical models. It also assesses the estimate of the residual value of these leases and adjusts the depreciation rate in line with the change in the expected value of the asset at the end of the lease.
Grupo Santander periodically assesses its investment in operating leases for impairment in certain circumstances, such as a systemic and material decrease in the values of used vehicles. If assets leased out under operating leases are deemed to be impaired, impairment is measured as the amount by which the carrying amount of the assets exceeds the fair value as estimated by discounted cash flows.
Of the EUR 19,518 million that the Group had assigned to operating leases at 31 December 2023 (EUR 19,555 million and EUR 19,083 at 31 December 2022 and 2021, respectively), EUR 12,525 million (EUR 13,389 and EUR 13,630 at 31 December 2022 and 2021, respectively) relate to vehicles of Santander US Auto's business. The variable lease payments of various items of this business are not significant.
In addition, the maturity analysis of the assets leased out under operating leases from Santander US Auto, is as follows:

EUR million
2023
Maturity Analysis
2024	3,365
2025	4,248
2026	5,100
2027	1,124
d) Tangible assets - Investment property
The fair value of investment property at 31 December 2023, 2022, 2021 amounted to EUR 1,163, 1,153 and 1,088 million, respectively. A comparison of the fair value of investment property at 31 December 2023, 2022 and 2021 with the net book value shows gross unrealised gains of EUR 207, 124 and 109 million, respectively, attributed completely to the group.
The rental income earned from investment property and the direct costs related both to investment properties that generated rental income in 2023, 2022 and 2021 and to investment properties that did not generate rental income in those years are not material in the context of the consolidated financial statements.